Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Other expense, net by segment:
Severance and related costs	$ 11.0	$ 14.6	$ 7.2	$ 2.7	$ 2.8	$ 1.2	$ 2.0	$ 4.0	$ 35.5	$ 10.0	$ 78.5
Other expense, net	15.9	18.1	8.3	4.3	6.2	5.0	2.8	5.6	46.6	19.6	178.0
Segment Information (Textual) [Abstract]
Capital expenditure accrued but not paid									$ 9.5	$ 12.4	$ 8.2